Consolidated Condensed Statements of Comprehensive Loss (Unaudited) (Q3) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ (757,962)	$ (376,545)	$ (601,728)	$ (467,367)	$ (633,594)	$ (893,312)	$ (1,736,234)	$ (1,994,273)	$ (2,694,664)	$ (3,707,447)
Foreign currency translation adjustment	(48,575)	$ 44,395	$ (108,100)	(11,994)	$ 14,580	$ 40,750	(112,280)	43,336	64,923	(144,035)
Comprehensive loss including noncontrolling interests	(806,537)			(479,361)			(1,848,514)	(1,950,937)	(2,629,741)	(3,849,558)
Comprehensive loss attributable to noncontrolling interests	28,251			21,281			67,765	39,713	26,094	142,672
Comprehensive loss attributable to Cleveland BioLabs, Inc.	$ (778,286)			$ (458,080)			$ (1,780,749)	$ (1,911,224)	$ (2,603,647)	$ (3,706,886)